Financial risk management and fair values - Group's exposure to credit risk and ECLs for trade receivables (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Trade receivables | Minimum
Disclosure of provision matrix [line items]
Expected loss rate, basis period	2 years
Trade receivables | Maximum
Disclosure of provision matrix [line items]
Expected loss rate, basis period	3 years
Trade receivables | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ 322,046,000	¥ 356,796,000
Trade receivables | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	(31,365,000)	(41,795,000)
Trade receivables | Gross carrying amount, Additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	53,752,000	18,032,000	¥ 18,032,000
Trade receivables | Additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	(53,752,000)	(18,032,000)
Trade receivables | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	375,798,000	374,828,000
Trade receivables | Loss allowance
Disclosure of provision matrix [line items]
Financial assets	¥ (85,117,000)	¥ (59,827,000)	¥ (43,183,000)
Current (not past due) | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate (as a percent)	2.00%	2.00%
Current (not past due) | Trade receivables | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ 186,151,000	¥ 236,210,000
Current (not past due) | Trade receivables | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ (3,967,000)	¥ (4,827,000)
Less than 90 days past due | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate (as a percent)	8.00%	5.00%
Less than 90 days past due | Trade receivables | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ 96,508,000	¥ 38,141,000
Less than 90 days past due | Trade receivables | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ (7,458,000)	¥ (1,907,000)
91 - 270 days past due | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate (as a percent)	23.00%	12.00%
91 - 270 days past due | Trade receivables | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ 10,554,000	¥ 27,838,000
91 - 270 days past due | Trade receivables | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ (2,446,000)	¥ (3,341,000)
271 - 450 days past due | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate (as a percent)	38.00%	26.00%
271 - 450 days past due | Trade receivables | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ 18,224,000	¥ 25,055,000
271 - 450 days past due | Trade receivables | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ (6,991,000)	¥ (6,514,000)
451 - 810 days past due
Disclosure of provision matrix [line items]
Expected loss rate (as a percent)	75.00%
451 - 810 days past due | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate (as a percent)		58.00%
451 - 810 days past due | Trade receivables | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ 416,000	¥ 10,347,000
451 - 810 days past due | Trade receivables | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ (310,000)	¥ (6,001,000)
More than 810 days past due
Disclosure of provision matrix [line items]
Expected loss rate (as a percent)	100.00%
More than 810 days past due | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate (as a percent)		100.00%
More than 810 days past due | Trade receivables | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ 10,193,000	¥ 19,205,000
More than 810 days past due | Trade receivables | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ (10,193,000)	¥ (19,205,000)